OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities	$ 50,372	$ 25,921
Non-current liabilities	22	340
Total hedge derivatives	50,394	26,261
Interest Rate Swap [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities	1,723	2,321
Non-current liabilities		340
Total hedge derivatives	1,723	2,661
Interest Rate Derivative Contracts [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities	302	335
Non-current liabilities	22
Total hedge derivatives	324	335
Fair Value Fuel Derivatives [Membe]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities		15,678
Non-current liabilities
Total hedge derivatives		15,678
Foreign Forward Instrument [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities	48,347	7,587
Non-current liabilities
Total hedge derivatives	$ 48,347	$ 7,587